Finance income (expense) (Details 1) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income (expense) related to net borrowings
Interest and other finance expense on ordinary bonds		€ (565)	€ (638)	€ (639)
Interest due to banks and other financial institutions		(120)	(113)	(118)
Net finance income (expense) from financial assets held for trading		32	(111)	(21)
Interest from banks		18	12	15
Interest and other income on financial receivables and securities held for non-operating purposes		8	16	37
Total Finance Income Expense Related To Net Borrowings		(627)	(834)	(726)
Exchange differences		341	(905)	676
Income (expense) from derivative financial instruments		(307)	837	(482)
Other finance income (expense)
Interest and other income on financing receivables and securities held for operating purposes		132	128	143
Capitalized finance expense		52	73	106
Finance expense due to the passage of time (accretion discount)	[1]	(249)	(264)	(312)
Other finance (expense)		(313)	(271)	(290)
Other finance income (cost)		(378)	(334)	(353)
Finance income (cost)		€ (971)	€ (1,236)	€ (885)

[1]	The item related to the increase in provisions for contingencies that are shown at present value in non-current liabilities.